Schedule of provision for employee commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provisions [abstract]
Employer contribution costs on share-based compensation plans	€ 26,520	€ 7,351
Phantom shares	14,267	2,390
Retirement termination benefits	422	550
Leaving indemnities		112
Balance as at December 31	41,210	10,403
Less non-current portion	8,308	2,358
Current portion	€ 32,901	€ 8,045